UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21766
                                                    ----------------------------

                      HIGHLAND CORPORATE OPPORTUNITIES FUND
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               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
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               (Address of principal executive offices) (Zip code)

                           James D. Dondero, President
                      Highland Corporate Opportunities Fund
                 Two Galleria Tower, 13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (972) 628-4100
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                  Date of reporting period: SEPTEMBER 30, 2005
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

INVESTMENT PORTFOLIO (UNAUDITED)

SEPTEMBER 30, 2005                         HIGHLAND CORPORATE OPPORTUNITIES FUND

PRINCIPAL AMOUNT/
  COMMITMENT ($)                                   VALUE ($)
 -----------------                                ------------

CORPORATE NOTES AND BONDS - 31.9%

FINANCIAL INTERMEDIARIES - 4.5%
 870,000       FINOVA Group, Inc. (The)
                 7.50%, 11/15/09                        343,650
                                                ---------------
HEALTH CARE - 22.5%
 2,000,000     LifeCare Holdings, Inc.,
                 Senior Subordinated Notes
                 9.25%, 08/15/13 (a)                  1,730,000
                                                ---------------
UTILITIES - 4.9%
 1,000,000     Enron Corp.
                 6.63%, 11/15/05 (b)                    381,250
                                                ---------------

                TOTAL CORPORATE NOTES AND
                 BONDS
                 (COST $2,493,592)                    2,454,900
                                                ---------------
VARIABLE RATE SENIOR LOAN NOTES (C) - 2.5%

ECOLOGICAL SERVICE & EQUIPMENT - 2.5%
 1,000,000     Safety-Kleen Systems, Inc.
                 Term Loan, --08/24/10 (e)(d)           190,000
                                                ---------------

                TOTAL VARIABLE RATE SENIOR
                 LOAN NOTES
                 (COST $197,500)                        190,000
                                                ---------------

TOTAL INVESTMENTS - 34.4%                             2,644,900
                                                ---------------
    (cost of $2,691,092) (f)

OTHER ASSETS & LIABILITIES, NET - 65.6%               5,035,460
                                                ---------------

PREFERRED SHARES AT LIQUIDATION VALUE - (6.0)%         (463,000)
                                                ---------------

NET ASSETS - 100.0%                                   7,680,360
                                                ===============
 ---------------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At
      September 30, 2005, this security amounted to $1,730,000 or 22.5% of net assets. This security has been determined by the Investment Manager to be a liquid security.
(b)   This issue is under the protection of the Federal bankruptcy court.
(c) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") and (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at September
      30, 2005. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(d) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.
(e) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(f)   Cost for Federal income tax purposes is $2,691,092.

      Gross unrealized appreciation     $     --
      Gross unrealized depreciation      (46,192)
                                        --------
      Net unrealized depreciation       $(46,192)
                                        ========

SECURITY VALUATION:
The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined by the Investment Manager in good faith in accordance with procedures approved by the Fund's Board of Trustees. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HIGHLAND CORPORATE OPPORTUNITIES FUND
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By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     NOVEMBER 22, 2005
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     NOVEMBER 22, 2005
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By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date     NOVEMBER 22, 2005
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* Print the name and title of each signing officer under his or her signature.